Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Increase in valuation allowance	$ 13,688,236
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits income tax penalties and interest recognized	0	0
Unrecognized tax benefits income tax penalties and interest accrued	0	0
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 46,700,000	11,500,000
Net tax operating losses, expiration	expire in varying amounts during the tax years 2023 and 2035
Federal | Earliest Tax Year
Income Taxes [Line Items]
Tax years open to examination	2013
Federal | Latest Tax Year
Income Taxes [Line Items]
Tax years open to examination	2016
State
Income Taxes [Line Items]
Net operating loss carry forwards	$ 41,600,000	$ 10,500,000
Net tax operating losses, expiration	expire in varying years from 2025 to 2035